Segmented information: (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	$ 156,114	$ 131,704
Less: equity investees long-lived assets	5,826	3,900
Total consolidated long-lived assets	150,288	127,804
Italy
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	90,474	94,889
Canada
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	40,799	27,006
United States
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	12,463	1,312
Sweden
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	5,253	5,378
China
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	6,524	3,087
Australia
Capital assets and goodwill information by geographic area
Capital assets and goodwill before equity investees long-lived assets	$ 601	$ 32